NUVEEN MINNESOTA INTERMEDIATE MUNICIPAL BOND FUND
NUVEEN MINNESOTA MUNICIPAL BOND FUND
NUVEEN NEBRASKA MUNICIPAL BOND FUND
NUVEEN OREGON INTERMEDIATE MUNICIPAL BOND FUND
SUPPLEMENT DATED MARCH 12, 2012
TO THE PROSPECTUS DATED SEPTEMBER 30, 2011

1.	The following paragraph is inserted after the fourth paragraph of the section “Fund Summaries—Nuveen Minnesota Intermediate Municipal Bond Fund—Principal Investment Strategies”:

The fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“inverse floaters”). Inverse floaters are derivative securities that provide leveraged exposure to underlying municipal bonds. The fund’s investments in inverse floaters are designed to increase the fund’s income and returns through this leveraged exposure. These investments are speculative, however, and also create the possibility that income and returns will be diminished.

2.	The following sentence is added after the last sentence in “Credit Risk” in the section “Fund Summaries—Nuveen Minnesota Intermediate Municipal Bond Fund—Principal Risks”:

Also, the fund’s investments in inverse floaters will increase the fund’s credit risk.

3.	The following sentence is added after the sentence in “Income Risk” in the section “Fund Summaries—Nuveen Minnesota Intermediate Municipal Bond Fund—Principal Risks”:

Also, if the fund invests in inverse floaters, the fund’s income may decrease if short-term interest rates rise.

4.	The following two sentences are added after the sentence in “Interest Rate Risk” in the section “Fund Summaries—Nuveen Minnesota Intermediate Municipal Bond Fund—Principal Risks”:

When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities. The fund’s investments in inverse floaters will increase the fund’s duration and interest rate risk.

5.	The following risk is added to the section “Fund Summaries—Nuveen Minnesota Intermediate Municipal Bond Fund—Principal Risks”:

Inverse Floaters Risk—The use of inverse floaters by the fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that the fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

6.	The following paragraph is inserted after the fourth paragraph of the section “Fund Summaries—Nuveen Minnesota Municipal Bond Fund—Principal Investment Strategies”:

The fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“inverse floaters”). Inverse floaters are derivative securities that provide leveraged exposure to underlying municipal bonds. The fund’s investments in inverse floaters are designed to increase the fund’s income and returns through this leveraged exposure. These investments are speculative, however, and also create the possibility that income and returns will be diminished.

7.	The following sentence is added after the last sentence in “Credit Risk” in the section “Fund Summaries—Nuveen Minnesota Municipal Bond Fund—Principal Risks”:

Also, the fund’s investments in inverse floaters will increase the fund’s credit risk.

8.	The following sentence is added after the sentence in “Income Risk” in the section “Fund Summaries—Nuveen Minnesota Municipal Bond Fund—Principal Risks”:

Also, if the fund invests in inverse floaters, the fund’s income may decrease if short-term interest rates rise.

9.	The following two sentences are added after the sentence in “Interest Rate Risk” in the section “Fund Summaries—Nuveen Minnesota Municipal Bond Fund—Principal Risks”:

When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities. The fund’s investments in inverse floaters will increase the fund’s duration and interest rate risk.

10.	The following risk is added to the section “Fund Summaries—Nuveen Minnesota Municipal Bond Fund—Principal Risks”:

Inverse Floaters Risk—The use of inverse floaters by the fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that the fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

11.	The following paragraph is inserted after the fourth paragraph of the section “Fund Summaries—Nuveen Nebraska Municipal Bond Fund—Principal Investment Strategies”:

The fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“inverse floaters”). Inverse floaters are derivative securities that provide leveraged exposure to underlying municipal bonds. The fund’s investments in inverse floaters are designed to increase the fund’s income and returns through this leveraged exposure. These investments are speculative, however, and also create the possibility that income and returns will be diminished.

12.	The following sentence is added after the last sentence in “Credit Risk” in the section “Fund Summaries—Nuveen Nebraska Municipal Bond Fund—Principal Risks”:

Also, the fund’s investments in inverse floaters will increase the fund’s credit risk.

13.	The following sentence is added after the sentence in “Income Risk” in the section “Fund Summaries—Nuveen Nebraska Municipal Bond Fund—Principal Risks”:

Also, if the fund invests in inverse floaters, the fund’s income may decrease if short-term interest rates rise.

14.	The following two sentences are added after the sentence in “Interest Rate Risk” in the section “Fund Summaries—Nuveen Nebraska Municipal Bond Fund—Principal Risks”:

When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities. The fund’s investments in inverse floaters will increase the fund’s duration and interest rate risk.

15.	The following risk is added to the section “Fund Summaries—Nuveen Nebraska Municipal Bond Fund—Principal Risks”:

Inverse Floaters Risk—The use of inverse floaters by the fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that the fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

16.	The following paragraph is inserted after the fourth paragraph of the section “Fund Summaries—Nuveen Oregon Intermediate Municipal Bond Fund—Principal Investment Strategies”:

The fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“inverse floaters”). Inverse floaters are derivative securities that provide leveraged exposure to underlying municipal bonds. The fund’s investments in inverse floaters are designed to increase the fund’s income and returns through this leveraged exposure. These investments are speculative, however, and also create the possibility that income and returns will be diminished.

17.	The following sentence is added after the last sentence in “Credit Risk” in the section “Fund Summaries—Nuveen Oregon Intermediate Municipal Bond Fund—Principal Risks”:

Also, the fund’s investments in inverse floaters will increase the fund’s credit risk.

18.	The following sentence is added after the sentence in “Income Risk” in the section “Fund Summaries—Nuveen Oregon Intermediate Municipal Bond Fund—Principal Risks”:

Also, if the fund invests in inverse floaters, the fund’s income may decrease if short-term interest rates rise.

19.	The following two sentences are added after the sentence in “Interest Rate Risk” in the section “Fund Summaries—Nuveen Oregon Intermediate Municipal Bond Fund—Principal Risks”:

When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities. The fund’s investments in inverse floaters will increase the fund’s duration and interest rate risk.

20.	The following risk is added to the section “Fund Summaries—Nuveen Oregon Intermediate Municipal Bond Fund—Principal Risks”:

Inverse Floaters Risk—The use of inverse floaters by the fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that the fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.
NUVEEN SHORT TERM MUNICIPAL BOND FUND
SUPPLEMENT DATED MARCH 12, 2012
TO THE PROSPECTUS DATED AUGUST 31, 2011

1.	The following paragraph is inserted after the fourth paragraph of the section “Fund Summaries—Nuveen Short Term Municipal Bond Fund—Principal Investment Strategies”:

The fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“inverse floaters”). Inverse floaters are derivative securities that provide leveraged exposure to underlying municipal bonds. The fund’s investments in inverse floaters are designed to increase the fund’s income and returns through this leveraged exposure. These investments are speculative, however, and also create the possibility that income and returns will be diminished.
2.	The following sentence is added after the last sentence in “Credit Risk” in the section “Fund Summaries—Nuveen Short Term Municipal Bond Fund—Principal Risks”:
Also, the fund’s investments in inverse floaters will increase the fund’s credit risk.

3.	The following sentence is added after the sentence in “Income Risk” in the section “Fund Summaries—Nuveen Short Term Municipal Bond Fund—Principal Risks”:
Also, if the fund invests in inverse floaters, the fund’s income may decrease if short-term interest rates rise.

4.	The following two sentences are added after the sentence in “Interest Rate Risk” in the section “Fund Summaries—Nuveen Short Term Municipal Bond Fund—Principal Risks”:
When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities. The fund’s investments in inverse floaters will increase the fund’s duration and interest rate risk.

5.	The following risk is added to the section “Fund Summaries—Nuveen Short Term Municipal Bond Fund—Principal Risks”:
Inverse Floaters Risk—The use of inverse floaters by the fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that the fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 12, 2012
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000820892
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 12, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 12, 2012
Prospectus Date	rr_ProspectusDate	Mar 12, 2012
Supplement [Text Block]	nifi820892_SupplementTextBlock
NUVEEN MINNESOTA INTERMEDIATE MUNICIPAL BOND FUND
NUVEEN MINNESOTA MUNICIPAL BOND FUND
NUVEEN NEBRASKA MUNICIPAL BOND FUND
NUVEEN OREGON INTERMEDIATE MUNICIPAL BOND FUND
SUPPLEMENT DATED MARCH 12, 2012
TO THE PROSPECTUS DATED SEPTEMBER 30, 2011

1.	The following paragraph is inserted after the fourth paragraph of the section “Fund Summaries—Nuveen Minnesota Intermediate Municipal Bond Fund—Principal Investment Strategies”:

The fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“inverse floaters”). Inverse floaters are derivative securities that provide leveraged exposure to underlying municipal bonds. The fund’s investments in inverse floaters are designed to increase the fund’s income and returns through this leveraged exposure. These investments are speculative, however, and also create the possibility that income and returns will be diminished.

2.	The following sentence is added after the last sentence in “Credit Risk” in the section “Fund Summaries—Nuveen Minnesota Intermediate Municipal Bond Fund—Principal Risks”:

Also, the fund’s investments in inverse floaters will increase the fund’s credit risk.

3.	The following sentence is added after the sentence in “Income Risk” in the section “Fund Summaries—Nuveen Minnesota Intermediate Municipal Bond Fund—Principal Risks”:

Also, if the fund invests in inverse floaters, the fund’s income may decrease if short-term interest rates rise.

4.	The following two sentences are added after the sentence in “Interest Rate Risk” in the section “Fund Summaries—Nuveen Minnesota Intermediate Municipal Bond Fund—Principal Risks”:

When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities. The fund’s investments in inverse floaters will increase the fund’s duration and interest rate risk.

5.	The following risk is added to the section “Fund Summaries—Nuveen Minnesota Intermediate Municipal Bond Fund—Principal Risks”:

Inverse Floaters Risk—The use of inverse floaters by the fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that the fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

6.	The following paragraph is inserted after the fourth paragraph of the section “Fund Summaries—Nuveen Minnesota Municipal Bond Fund—Principal Investment Strategies”:

The fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“inverse floaters”). Inverse floaters are derivative securities that provide leveraged exposure to underlying municipal bonds. The fund’s investments in inverse floaters are designed to increase the fund’s income and returns through this leveraged exposure. These investments are speculative, however, and also create the possibility that income and returns will be diminished.

7.	The following sentence is added after the last sentence in “Credit Risk” in the section “Fund Summaries—Nuveen Minnesota Municipal Bond Fund—Principal Risks”:

Also, the fund’s investments in inverse floaters will increase the fund’s credit risk.

8.	The following sentence is added after the sentence in “Income Risk” in the section “Fund Summaries—Nuveen Minnesota Municipal Bond Fund—Principal Risks”:

Also, if the fund invests in inverse floaters, the fund’s income may decrease if short-term interest rates rise.

9.	The following two sentences are added after the sentence in “Interest Rate Risk” in the section “Fund Summaries—Nuveen Minnesota Municipal Bond Fund—Principal Risks”:

When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities. The fund’s investments in inverse floaters will increase the fund’s duration and interest rate risk.

10.	The following risk is added to the section “Fund Summaries—Nuveen Minnesota Municipal Bond Fund—Principal Risks”:

Inverse Floaters Risk—The use of inverse floaters by the fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that the fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

11.	The following paragraph is inserted after the fourth paragraph of the section “Fund Summaries—Nuveen Nebraska Municipal Bond Fund—Principal Investment Strategies”:

The fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“inverse floaters”). Inverse floaters are derivative securities that provide leveraged exposure to underlying municipal bonds. The fund’s investments in inverse floaters are designed to increase the fund’s income and returns through this leveraged exposure. These investments are speculative, however, and also create the possibility that income and returns will be diminished.

12.	The following sentence is added after the last sentence in “Credit Risk” in the section “Fund Summaries—Nuveen Nebraska Municipal Bond Fund—Principal Risks”:

Also, the fund’s investments in inverse floaters will increase the fund’s credit risk.

13.	The following sentence is added after the sentence in “Income Risk” in the section “Fund Summaries—Nuveen Nebraska Municipal Bond Fund—Principal Risks”:

Also, if the fund invests in inverse floaters, the fund’s income may decrease if short-term interest rates rise.

14.	The following two sentences are added after the sentence in “Interest Rate Risk” in the section “Fund Summaries—Nuveen Nebraska Municipal Bond Fund—Principal Risks”:

When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities. The fund’s investments in inverse floaters will increase the fund’s duration and interest rate risk.

15.	The following risk is added to the section “Fund Summaries—Nuveen Nebraska Municipal Bond Fund—Principal Risks”:

Inverse Floaters Risk—The use of inverse floaters by the fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that the fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

16.	The following paragraph is inserted after the fourth paragraph of the section “Fund Summaries—Nuveen Oregon Intermediate Municipal Bond Fund—Principal Investment Strategies”:

The fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“inverse floaters”). Inverse floaters are derivative securities that provide leveraged exposure to underlying municipal bonds. The fund’s investments in inverse floaters are designed to increase the fund’s income and returns through this leveraged exposure. These investments are speculative, however, and also create the possibility that income and returns will be diminished.

17.	The following sentence is added after the last sentence in “Credit Risk” in the section “Fund Summaries—Nuveen Oregon Intermediate Municipal Bond Fund—Principal Risks”:

Also, the fund’s investments in inverse floaters will increase the fund’s credit risk.

18.	The following sentence is added after the sentence in “Income Risk” in the section “Fund Summaries—Nuveen Oregon Intermediate Municipal Bond Fund—Principal Risks”:

Also, if the fund invests in inverse floaters, the fund’s income may decrease if short-term interest rates rise.

19.	The following two sentences are added after the sentence in “Interest Rate Risk” in the section “Fund Summaries—Nuveen Oregon Intermediate Municipal Bond Fund—Principal Risks”:

When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities. The fund’s investments in inverse floaters will increase the fund’s duration and interest rate risk.

20.	The following risk is added to the section “Fund Summaries—Nuveen Oregon Intermediate Municipal Bond Fund—Principal Risks”:

Inverse Floaters Risk—The use of inverse floaters by the fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that the fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.
NUVEEN SHORT TERM MUNICIPAL BOND FUND
SUPPLEMENT DATED MARCH 12, 2012
TO THE PROSPECTUS DATED AUGUST 31, 2011

1.	The following paragraph is inserted after the fourth paragraph of the section “Fund Summaries—Nuveen Short Term Municipal Bond Fund—Principal Investment Strategies”:

The fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“inverse floaters”). Inverse floaters are derivative securities that provide leveraged exposure to underlying municipal bonds. The fund’s investments in inverse floaters are designed to increase the fund’s income and returns through this leveraged exposure. These investments are speculative, however, and also create the possibility that income and returns will be diminished.
2.	The following sentence is added after the last sentence in “Credit Risk” in the section “Fund Summaries—Nuveen Short Term Municipal Bond Fund—Principal Risks”:
Also, the fund’s investments in inverse floaters will increase the fund’s credit risk.

3.	The following sentence is added after the sentence in “Income Risk” in the section “Fund Summaries—Nuveen Short Term Municipal Bond Fund—Principal Risks”:
Also, if the fund invests in inverse floaters, the fund’s income may decrease if short-term interest rates rise.

4.	The following two sentences are added after the sentence in “Interest Rate Risk” in the section “Fund Summaries—Nuveen Short Term Municipal Bond Fund—Principal Risks”:
When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities. The fund’s investments in inverse floaters will increase the fund’s duration and interest rate risk.

5.	The following risk is added to the section “Fund Summaries—Nuveen Short Term Municipal Bond Fund—Principal Risks”:
Inverse Floaters Risk—The use of inverse floaters by the fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that the fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

Nuveen Minnesota Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nifi820892_SupplementTextBlock
NUVEEN MINNESOTA INTERMEDIATE MUNICIPAL BOND FUND
NUVEEN MINNESOTA MUNICIPAL BOND FUND
NUVEEN NEBRASKA MUNICIPAL BOND FUND
NUVEEN OREGON INTERMEDIATE MUNICIPAL BOND FUND
SUPPLEMENT DATED MARCH 12, 2012
TO THE PROSPECTUS DATED SEPTEMBER 30, 2011

1.	The following paragraph is inserted after the fourth paragraph of the section “Fund Summaries—Nuveen Minnesota Intermediate Municipal Bond Fund—Principal Investment Strategies”:

The fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“inverse floaters”). Inverse floaters are derivative securities that provide leveraged exposure to underlying municipal bonds. The fund’s investments in inverse floaters are designed to increase the fund’s income and returns through this leveraged exposure. These investments are speculative, however, and also create the possibility that income and returns will be diminished.

2.	The following sentence is added after the last sentence in “Credit Risk” in the section “Fund Summaries—Nuveen Minnesota Intermediate Municipal Bond Fund—Principal Risks”:

Also, the fund’s investments in inverse floaters will increase the fund’s credit risk.

3.	The following sentence is added after the sentence in “Income Risk” in the section “Fund Summaries—Nuveen Minnesota Intermediate Municipal Bond Fund—Principal Risks”:

Also, if the fund invests in inverse floaters, the fund’s income may decrease if short-term interest rates rise.

4.	The following two sentences are added after the sentence in “Interest Rate Risk” in the section “Fund Summaries—Nuveen Minnesota Intermediate Municipal Bond Fund—Principal Risks”:

When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities. The fund’s investments in inverse floaters will increase the fund’s duration and interest rate risk.

5.	The following risk is added to the section “Fund Summaries—Nuveen Minnesota Intermediate Municipal Bond Fund—Principal Risks”:

Inverse Floaters Risk—The use of inverse floaters by the fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that the fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

Nuveen Minnesota Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nifi820892_SupplementTextBlock
NUVEEN MINNESOTA INTERMEDIATE MUNICIPAL BOND FUND
NUVEEN MINNESOTA MUNICIPAL BOND FUND
NUVEEN NEBRASKA MUNICIPAL BOND FUND
NUVEEN OREGON INTERMEDIATE MUNICIPAL BOND FUND
SUPPLEMENT DATED MARCH 12, 2012
TO THE PROSPECTUS DATED SEPTEMBER 30, 2011

6.	The following paragraph is inserted after the fourth paragraph of the section “Fund Summaries—Nuveen Minnesota Municipal Bond Fund—Principal Investment Strategies”:

The fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“inverse floaters”). Inverse floaters are derivative securities that provide leveraged exposure to underlying municipal bonds. The fund’s investments in inverse floaters are designed to increase the fund’s income and returns through this leveraged exposure. These investments are speculative, however, and also create the possibility that income and returns will be diminished.

7.	The following sentence is added after the last sentence in “Credit Risk” in the section “Fund Summaries—Nuveen Minnesota Municipal Bond Fund—Principal Risks”:

Also, the fund’s investments in inverse floaters will increase the fund’s credit risk.

8.	The following sentence is added after the sentence in “Income Risk” in the section “Fund Summaries—Nuveen Minnesota Municipal Bond Fund—Principal Risks”:

Also, if the fund invests in inverse floaters, the fund’s income may decrease if short-term interest rates rise.

9.	The following two sentences are added after the sentence in “Interest Rate Risk” in the section “Fund Summaries—Nuveen Minnesota Municipal Bond Fund—Principal Risks”:

When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities. The fund’s investments in inverse floaters will increase the fund’s duration and interest rate risk.

10.	The following risk is added to the section “Fund Summaries—Nuveen Minnesota Municipal Bond Fund—Principal Risks”:

Inverse Floaters Risk—The use of inverse floaters by the fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that the fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

Nuveen Nebraska Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nifi820892_SupplementTextBlock
NUVEEN MINNESOTA INTERMEDIATE MUNICIPAL BOND FUND
NUVEEN MINNESOTA MUNICIPAL BOND FUND
NUVEEN NEBRASKA MUNICIPAL BOND FUND
NUVEEN OREGON INTERMEDIATE MUNICIPAL BOND FUND
SUPPLEMENT DATED MARCH 12, 2012
TO THE PROSPECTUS DATED SEPTEMBER 30, 2011

11.	The following paragraph is inserted after the fourth paragraph of the section “Fund Summaries—Nuveen Nebraska Municipal Bond Fund—Principal Investment Strategies”:

The fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“inverse floaters”). Inverse floaters are derivative securities that provide leveraged exposure to underlying municipal bonds. The fund’s investments in inverse floaters are designed to increase the fund’s income and returns through this leveraged exposure. These investments are speculative, however, and also create the possibility that income and returns will be diminished.

12.	The following sentence is added after the last sentence in “Credit Risk” in the section “Fund Summaries—Nuveen Nebraska Municipal Bond Fund—Principal Risks”:

Also, the fund’s investments in inverse floaters will increase the fund’s credit risk.

13.	The following sentence is added after the sentence in “Income Risk” in the section “Fund Summaries—Nuveen Nebraska Municipal Bond Fund—Principal Risks”:

Also, if the fund invests in inverse floaters, the fund’s income may decrease if short-term interest rates rise.

14.	The following two sentences are added after the sentence in “Interest Rate Risk” in the section “Fund Summaries—Nuveen Nebraska Municipal Bond Fund—Principal Risks”:

When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities. The fund’s investments in inverse floaters will increase the fund’s duration and interest rate risk.

15.	The following risk is added to the section “Fund Summaries—Nuveen Nebraska Municipal Bond Fund—Principal Risks”:

Inverse Floaters Risk—The use of inverse floaters by the fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that the fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

Nuveen Oregon Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nifi820892_SupplementTextBlock
NUVEEN MINNESOTA INTERMEDIATE MUNICIPAL BOND FUND
NUVEEN MINNESOTA MUNICIPAL BOND FUND
NUVEEN NEBRASKA MUNICIPAL BOND FUND
NUVEEN OREGON INTERMEDIATE MUNICIPAL BOND FUND
SUPPLEMENT DATED MARCH 12, 2012
TO THE PROSPECTUS DATED SEPTEMBER 30, 2011

16.	The following paragraph is inserted after the fourth paragraph of the section “Fund Summaries—Nuveen Oregon Intermediate Municipal Bond Fund—Principal Investment Strategies”:

The fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“inverse floaters”). Inverse floaters are derivative securities that provide leveraged exposure to underlying municipal bonds. The fund’s investments in inverse floaters are designed to increase the fund’s income and returns through this leveraged exposure. These investments are speculative, however, and also create the possibility that income and returns will be diminished.

17.	The following sentence is added after the last sentence in “Credit Risk” in the section “Fund Summaries—Nuveen Oregon Intermediate Municipal Bond Fund—Principal Risks”:

Also, the fund’s investments in inverse floaters will increase the fund’s credit risk.

18.	The following sentence is added after the sentence in “Income Risk” in the section “Fund Summaries—Nuveen Oregon Intermediate Municipal Bond Fund—Principal Risks”:

Also, if the fund invests in inverse floaters, the fund’s income may decrease if short-term interest rates rise.

19.	The following two sentences are added after the sentence in “Interest Rate Risk” in the section “Fund Summaries—Nuveen Oregon Intermediate Municipal Bond Fund—Principal Risks”:

When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities. The fund’s investments in inverse floaters will increase the fund’s duration and interest rate risk.

20.	The following risk is added to the section “Fund Summaries—Nuveen Oregon Intermediate Municipal Bond Fund—Principal Risks”:

Inverse Floaters Risk—The use of inverse floaters by the fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that the fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

Nuveen Short Term Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nifi820892_SupplementTextBlock
NUVEEN SHORT TERM MUNICIPAL BOND FUND
SUPPLEMENT DATED MARCH 12, 2012
TO THE PROSPECTUS DATED AUGUST 31, 2011

1.	The following paragraph is inserted after the fourth paragraph of the section “Fund Summaries—Nuveen Short Term Municipal Bond Fund—Principal Investment Strategies”:

The fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“inverse floaters”). Inverse floaters are derivative securities that provide leveraged exposure to underlying municipal bonds. The fund’s investments in inverse floaters are designed to increase the fund’s income and returns through this leveraged exposure. These investments are speculative, however, and also create the possibility that income and returns will be diminished.
2.	The following sentence is added after the last sentence in “Credit Risk” in the section “Fund Summaries—Nuveen Short Term Municipal Bond Fund—Principal Risks”:
Also, the fund’s investments in inverse floaters will increase the fund’s credit risk.

3.	The following sentence is added after the sentence in “Income Risk” in the section “Fund Summaries—Nuveen Short Term Municipal Bond Fund—Principal Risks”:
Also, if the fund invests in inverse floaters, the fund’s income may decrease if short-term interest rates rise.

4.	The following two sentences are added after the sentence in “Interest Rate Risk” in the section “Fund Summaries—Nuveen Short Term Municipal Bond Fund—Principal Risks”:
When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities. The fund’s investments in inverse floaters will increase the fund’s duration and interest rate risk.

5.	The following risk is added to the section “Fund Summaries—Nuveen Short Term Municipal Bond Fund—Principal Risks”:
Inverse Floaters Risk—The use of inverse floaters by the fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that the fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.